CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                October 8, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:             First Trust Exchange-Traded Fund VI


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting Post-Effective Amendment No. 28 and Amendment No. 30 to the registration statement on Form N-1A for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, respectively (the "Amendment"). This Amendment relates to First Trust NASDAQ Rising Dividend Achievers ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                     Very truly yours,

                                     CHAPMAN AND CUTLER LLP


                                     By: /s/ Morrison C. Warren
                                         ------------------------------------
                                         Morrison C. Warren

Enclosures
cc:  Eric F. Fess